Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2024 and 2025, the Group had a restricted cash balance approximately RMB3.1 billion and RMB4.3 billion, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Customer deposit of NetEase Pay accounts	2,989.7	4,223.1
Others	101.9	100.1
Total	3,091.6	4,323.2

Schedule of movements of the allowance for expected credit losses

The following table sets out the movements of the allowance for expected credit losses for the years ended December 31, 2023, 2024 and 2025 (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of year	403,360	448,562	689,428
Provisions	61,146	256,039	367,410
Write-offs	(15,944)	(15,173)	(24,966)
Balance at the end of year	448,562	689,428	1,031,872

Schedule of property, equipment and software useful lives

Building	20-30 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipment	3-20 years
Vehicles	5 years
Servers and computers	3-5 years
Software	3-5 years